American Century Investments®
Quarterly Portfolio Holdings
American Century® Sustainable Growth ETF (ESGY)
May 31, 2023

American Century Sustainable Growth ETF - Schedule of Investments
MAY 31, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 0.5%
Lockheed Martin Corp.	85	37,741
Air Freight and Logistics — 0.7%
United Parcel Service, Inc., Class B	296	49,432
Automobile Components — 0.7%
Aptiv PLC(1)	616	54,257
Automobiles — 2.0%
Tesla, Inc.(1)	744	151,724
Beverages — 2.7%
Coca-Cola Co.	1,321	78,811
PepsiCo, Inc.	658	119,986
		198,797
Biotechnology — 1.9%
AbbVie, Inc.	699	96,434
Vertex Pharmaceuticals, Inc.(1)	140	45,300
		141,734
Broadline Retail — 4.9%
Amazon.com, Inc.(1)	2,794	336,900
eBay, Inc.	541	23,014
Nordstrom, Inc.	386	5,906
		365,820
Building Products — 2.6%
Johnson Controls International PLC	1,132	67,580
Masco Corp.	1,330	64,266
Trane Technologies PLC	295	48,153
Trex Co., Inc.(1)	226	11,605
		191,604
Capital Markets — 0.7%
Charles Schwab Corp.	300	15,807
S&P Global, Inc.	88	32,334
		48,141
Chemicals — 1.3%
Linde PLC	275	97,256
Commercial Services and Supplies — 0.3%
Copart, Inc.(1)	262	22,949
Communications Equipment — 0.7%
Cisco Systems, Inc.	1,028	51,061
Consumer Staples Distribution & Retail — 0.3%
Kroger Co.	235	10,653
Target Corp.	113	14,795
		25,448
Distributors — 0.2%
Pool Corp.	44	13,914
Electrical Equipment — 0.1%
Eaton Corp. PLC	49	8,619
Electronic Equipment, Instruments and Components — 1.1%
CDW Corp.	200	34,338
Keysight Technologies, Inc.(1)	300	48,540
		82,878
Energy Equipment and Services — 0.7%
Schlumberger NV	1,135	48,612

Entertainment — 1.3%
Electronic Arts, Inc.	293	37,504
Netflix, Inc.(1)	53	20,947
Walt Disney Co.(1)	449	39,494
		97,945
Financial Services — 5.1%
Mastercard, Inc., Class A	521	190,176
Visa, Inc., Class A	840	185,665
		375,841
Food Products — 0.6%
Mondelez International, Inc., Class A	563	41,330
Ground Transportation — 0.9%
Uber Technologies, Inc.(1)	1,165	44,188
Union Pacific Corp.	117	22,525
		66,713
Health Care Equipment and Supplies — 1.2%
DexCom, Inc.(1)	178	20,873
IDEXX Laboratories, Inc.(1)	86	39,970
Shockwave Medical, Inc.(1)	90	24,758
		85,601
Health Care Providers and Services — 3.7%
Cigna Group	218	53,935
Elevance Health, Inc.	41	18,361
UnitedHealth Group, Inc.	419	204,154
		276,450
Hotels, Restaurants and Leisure — 1.9%
Airbnb, Inc., Class A(1)	315	34,577
Booking Holdings, Inc.(1)	10	25,088
Chipotle Mexican Grill, Inc.(1)	16	33,224
Hilton Worldwide Holdings, Inc.	342	46,553
		139,442
Household Products†
Procter & Gamble Co.	22	3,135
Industrial REITs — 0.6%
Prologis, Inc.	376	46,831
Interactive Media and Services — 7.1%
Alphabet, Inc., Class A(1)	3,910	480,422
Meta Platforms, Inc., Class A(1)	164	43,414
		523,836
IT Services — 1.6%
Accenture PLC, Class A	282	86,270
Okta, Inc.(1)	288	26,179
Snowflake, Inc., Class A(1)	39	6,449
		118,898
Leisure Products — 0.1%
YETI Holdings, Inc.(1)	235	8,594
Life Sciences Tools and Services — 1.8%
Agilent Technologies, Inc.	377	43,607
Danaher Corp.	163	37,428
Illumina, Inc.(1)	129	25,368
West Pharmaceutical Services, Inc.	76	25,432
		131,835
Machinery — 1.1%
Deere & Co.	227	78,537
Oil, Gas and Consumable Fuels — 0.4%
ConocoPhillips	313	31,081

Pharmaceuticals — 3.6%
Eli Lilly & Co.	237	101,782
Novo Nordisk A/S, ADR	722	115,852
Zoetis, Inc.	299	48,740
		266,374
Professional Services — 0.5%
Automatic Data Processing, Inc.	178	37,200
Semiconductors and Semiconductor Equipment — 11.1%
Advanced Micro Devices, Inc.(1)	883	104,379
Analog Devices, Inc.	101	17,947
Applied Materials, Inc.	534	71,182
ASML Holding NV, NY Shares	189	136,634
Enphase Energy, Inc.(1)	24	4,173
GLOBALFOUNDRIES, Inc.(1)	270	15,749
Lam Research Corp.	114	70,304
NVIDIA Corp.	1,068	404,067
		824,435
Software — 20.8%
Adobe, Inc.(1)	89	37,183
Cadence Design Systems, Inc.(1)	277	63,962
Crowdstrike Holdings, Inc., Class A(1)	195	31,226
Datadog, Inc., Class A(1)	223	21,165
Intuit, Inc.	151	63,287
Microsoft Corp.	3,313	1,087,956
PagerDuty, Inc.(1)	630	17,142
Salesforce, Inc.(1)	290	64,780
ServiceNow, Inc.(1)	155	84,441
Splunk, Inc.(1)	247	24,525
Workday, Inc., Class A(1)	208	44,094
		1,539,761
Specialized REITs — 0.6%
SBA Communications Corp.	203	45,021
Specialty Retail — 3.1%
Home Depot, Inc.	381	107,994
TJX Cos., Inc.	1,072	82,319
Ulta Beauty, Inc.(1)	84	34,426
Williams-Sonoma, Inc.	67	7,605
		232,344
Technology Hardware, Storage and Peripherals — 10.4%
Apple, Inc.	4,333	768,024
Textiles, Apparel and Luxury Goods — 0.7%
Crocs, Inc.(1)	27	3,032
Deckers Outdoor Corp.(1)	101	47,975
		51,007
TOTAL COMMON STOCKS (Cost $7,108,937)		7,380,222
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $22,774)	22,774	22,774
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $7,131,711)		7,402,996
OTHER ASSETS AND LIABILITIES — 0.1%		4,495
TOTAL NET ASSETS — 100.0%		$7,407,491

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.